COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	NOTE 26 - COMMITMENTS AND CONTINGENCIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
Delivery Commitments
We have contractually agreed to deliver firm quantities of natural gas to various customers, which we expect to fulfill with production from existing reserves. We regularly monitor our proved developed reserves to ensure sufficient availability to meet these commitments. The following table summarizes our total gross commitments, compiled using best estimates based on our sales strategy, as of December 31, 2023.

Natural gas (MMcf)
2024	70,769
2025	16,658
2026	—
Thereafter	360,114
Litigation and Regulatory Proceedings
The Group is involved in various pending legal issues that have arisen in the ordinary course of business. The Group accrues for litigation, claims and proceedings when a liability is both probable and the amount can be reasonably estimated. As of
December 31, 2023 and 2022, the Group did not have any material amounts accrued related to litigation or regulatory matters.
For any matters not accrued for, it is not possible to estimate the amount of any additional loss, or range of loss that is reasonably possible, but, based on the nature of the claims, management believes that current litigation, claims and proceedings are not, individually or in aggregate, after considering insurance coverage and indemnification, likely to have a material adverse impact on the Group’s financial position, results of operations or cash flows.
The Group has no other contingent liabilities that would have a material impact on the Group’s financial position, results of operations or cash flows.
Environmental Matters
The Group’s operations are subject to environmental regulation in all the jurisdictions in which it operates, and it was in compliance as of December 31, 2023 and 2022. The Group is unable to predict the effect of additional environmental laws and regulations which may be adopted in the future, including whether any such laws or regulations would adversely affect its operations. The Group can offer no assurance regarding the significance or cost of compliance associated with any such new environmental legislation once implemented.